CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	May 09, 2019	Feb. 14, 2019	Feb. 04, 2019	Dec. 31, 2018
Preferred stock par value (in dollars per share)					$ 0.0001
Preferred stock authorized					1,000,000
Common stock par value (in dollars per share)	$ 0.00	$ 0.00					$ 0.00
Common stock authorized	2,500	2,500					2,500
Common stock issued	100	100					100
Common stock outstanding	100	100	100				100
Landcadia Holdings II, Inc
Preferred stock par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Preferred stock authorized	1,000,000	1,000,000				1,000,000	1,000,000
Preferred stock issued	0	0					0
Preferred stock outstanding	0	0					0
Common stock shares outstanding subject to possible redemptions		30,181,451
Class A common stock
Common stock par value (in dollars per share)				$ 0.0001	$ 0.0001
Common stock authorized					200,000,000
Class A common stock | Landcadia Holdings II, Inc
Redeemable shares issued (in shares)	30,117,474	30,181,451
Redemption value (in dollars per share)	$ 10.13	$ 10.09
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common stock authorized	200,000,000	200,000,000				200,000,000
Common stock issued	1,507,526	1,443,549
Common stock outstanding	1,507,526	1,443,549
Common stock shares outstanding subject to possible redemptions	30,117,474	30,181,451
Class B common stock | Landcadia Holdings II, Inc
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001					$ 0.0001
Common stock authorized	20,000,000	20,000,000				20,000,000	20,000,000
Common stock issued	7,906,250	7,906,250					3,815,625
Common stock outstanding	7,906,250	7,906,250					3,815,625